Reporting Entity - Schedule of Total Fleet Consisting (Detail) - Aircraft	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Total	146	171
Airbus A-319 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	25	27
Airbus A-320 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	55	57
Airbus A-320 NEO [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	10	10
Airbus A-321 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	11	13
Airbus A-321 NEO [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	2	2
Airbus A-330 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	7	10
Airbus A-330F [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	6	6
Airbus A-300F [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	3	5
Boeing 787-8 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	13	13
Boeing 787-9 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	1	1
ATR 72 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	11	15
Boeing 767F [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	2	2
Embraer E-190 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total		10
Owned/ Financial Lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	84	113
Owned/ Financial Lease [member] | Airbus A-319 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	23	23
Owned/ Financial Lease [member] | Airbus A-320 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	22	31
Owned/ Financial Lease [member] | Airbus A-320 NEO [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	3	3
Owned/ Financial Lease [member] | Airbus A-321 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	5	7
Owned/ Financial Lease [member] | Airbus A-330 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	1	3
Owned/ Financial Lease [member] | Airbus A-330F [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	6	6
Owned/ Financial Lease [member] | Airbus A-300F [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	3	5
Owned/ Financial Lease [member] | Boeing 787-8 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	8	8
Owned/ Financial Lease [member] | ATR 72 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	11	15
Owned/ Financial Lease [member] | Boeing 767F [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	2	2
Owned/ Financial Lease [member] | Embraer E-190 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total		10
Operating Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	62	58
Operating Leases [Member] | Airbus A-319 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	2	4
Operating Leases [Member] | Airbus A-320 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	33	26
Operating Leases [Member] | Airbus A-320 NEO [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	7	7
Operating Leases [Member] | Airbus A-321 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	6	6
Operating Leases [Member] | Airbus A-321 NEO [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	2	2
Operating Leases [Member] | Airbus A-330 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	6	7
Operating Leases [Member] | Boeing 787-8 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	5	5
Operating Leases [Member] | Boeing 787-9 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	1	1